Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Provisions	$ 97.2	$ 105.9	$ 96.1
Costs capitalized for tax	18.5	11.5	5.9
Property, plant and equipment	20.9	26.1	27.2
Retirement Plans	49.9	99.7	79.8
Tax receivables, principally NOL's	136.6	104.9	80.8
Deferred tax assets before allowances	323.1	348.1	289.8
Valuation allowances	(115.5)	(44.8)	(41.7)	(30.1)
Total	207.6	303.3	248.1
Acquired intangibles	(25.3)	(29.2)	(31.9)
Statutory tax allowances	(1.3)	(1.5)	(2.1)
Insurance deposit	(6.4)	(7.5)	(7.6)
Distribution taxes	(38.1)	(43.0)	(32.0)
Other	(3.0)	(2.5)	(1.4)
Total	(74.1)	(83.7)	(75.0)
Net deferred tax asset	$ 133.5	$ 219.6	$ 173.1